Segment Information - Reconciliation of Total Reportable Segments Operating Income to Consolidated Income before Provision for Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Operating Income	$ 637	$ 7,675	$ 6,617	$ 7,349	$ 5,459	$ 6,990	$ 8,013	$ 6,963	$ 22,278	$ 27,425	$ 29,249
Severance charges (Note 11)									(2,157)	(497)	(421)
Other components of net periodic pension and benefit (charges) credits (Note 11)									(823)	(800)	(578)
Net gain on sale of divested businesses (Note 3)									0	1,774	1,007
Acquisition and integration related charges (Note 3)									(553)	(884)	0
Gain on spectrum license transaction (Note 3)									0	270	142
Operating results from divested businesses									0	149	995
Oath goodwill impairment									(4,591)	0	0
Product realignment charges									(451)	(682)	0
Equity in losses of unconsolidated businesses									(186)	(77)	(98)
Other income (expense), net									2,364	(2,021)	(3,789)
Interest expense									(4,833)	(4,733)	(4,376)
Income Before (Provision) Benefit For Income Taxes									19,623	20,594	20,986
Operating Segments
Segment Reporting Information [Line Items]
Operating Income									32,547	29,587	29,559
Corporate and other
Segment Reporting Information [Line Items]
Operating Income									(1,694)	$ (1,492)	$ (1,455)
Oath goodwill impairment									$ (4,591)